Income taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income taxes

15. Income taxes

Profit/(loss) before taxes was derived from the following sources:

	For the year ended
	Dec 31, 2015	Dec 31, 2014	Dec 31, 2013
Domestic	32,034,825	1,707,223	(3,808,877)
Foreign	—	—	—
	32,034,825	1,707,223	(3,808,877)

The components of the provision for income taxes are as follows:

	For the year ended
	Dec 31, 2015	Dec 31, 2014	Dec 31, 2013
Domestic:
Current tax expenses	(79,860)	(46,749)	(33,726)
Income tax expense for year	(79,860)	(46,749)	(33,726)